INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
State			$ 3	$ 3
Provision for income taxes	$ 0	$ 0	$ 3	$ 3